SCHEDULE OF OUTSTANDING WARRANTS (Details) - $ / shares	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	511,576	1,286,808	4,928,329
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	3,200
Expiry date	Oct. 02, 2026
Exercise price	$ 1.88
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	183,751
Expiry date	Jan. 29, 2030
Exercise price	$ 8.00
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	324,625
Expiry date	Sep. 16, 2030
Exercise price	$ 10.00